UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number: 28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone             (973) 921-2210


Signature, Place, and Date of Signing:

   /s/ Stuart Pistol                 Short Hills, NJ            5/11/07
----------------------------------   ---------------            -------
 [Signature]                          [City, State]               Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                            0
                                                             --

Form 13F Information Table Entry Total:                      77
                                                             --

Form 13F Information Table Value Total:                     $639,068
                                                            --------
                                                           (thousands)

List of Other Included Managers NONE

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          COLUMN 1                COLUMN 2         COLUMN 3    COLUMN 4            COLUMN 5  COLUMN 6   COLUMN 7     COLUMN 8
          --------                --------         --------    --------            --------  --------   --------     --------
                                                                                              INVEST-                 VOTING
                                  TITLE OF                       VALUE     SHRS OR  SH/ PUT/  MENT DIS- OTHER        AUTHORITY
        NAME OF ISSUER             CLASS             CUSIP      (x$1000)   PRN AMT  PRN CALL  CRETION  MANAGERS SOLE  SHARED  NONE
        --------------            --------           -----      --------   -------  --- ----  -------- -------- ----  ------  ----

Abington Community Bancorp Inc.     COM              00350R106    2,483     125,000  SH         SOLE                 125,000
Allied World Assur Hldg Ltd.        SHS              G0219G203    9,375     219,297  SH         SOLE                 219,297
Altria Group Inc.                   COM              02209S103    6,589     100,000  SH         SOLE                 100,000
American Greetings Corp.            CL A             026375105   21,585     930,000  SH         SOLE                 930,000
American International Group, Inc.  COM              026874107   29,577     440,000  SH         SOLE                 440,000
American Standard Companies Inc.    COM              029712106   26,510     500,000  SH         SOLE                 500,000
Arkansas Best Corp.                 COM              040790107    8,639     243,000  SH         SOLE                 243,000
Armstrong World Inds Inc.           COM              04247X102    5,878     115,600  SH         SOLE                 115,600
Astoria Financial Corp              COM              046265104    5,318     200,000  SH         SOLE                 200,000
Autoliv Inc.                        COM              052800109    3,141      55,000  SH         SOLE                  55,000
Bancorp Rhode Island, Inc.          COM              059690107    2,150      50,000  SH         SOLE                  50,000
BKF Cap Group Inc.                  COM              05548G102    1,224     376,700  SH         SOLE                 376,700
BNCCORP Inc.                        COM              055936108    2,424     147,050  SH         SOLE                 147,050
Benjamin Franklin Bancorp Inc.      COM              082073107    1,382      94,600  SH         SOLE                  94,600
Bristol Myers Squibb Co.            COM              110122108    6,246     225,000  SH         SOLE                 225,000
Comcast Corp. New                   CL A SPL         20030N200    3,821     150,000  SH         SOLE                 150,000
ConocoPhillips                      COM              20825C104   14,012     205,000  SH         SOLE                 205,000
Conseco Inc.                        PFD B CV 5.50%   208464867    2,366     100,000  SH         SOLE                 100,000
Conseco Inc                         COM NEW          208464883   18,118   1,042,273  SH         SOLE               1,042,273
Dearborn Bancorp Inc.               COM              24242R108    3,645     208,400  SH         SOLE                 208,400
Diamond Offshore Drilling, Inc.     COM              25271C102    9,714     120,000  SH         SOLE                 120,000
Dow Jones & Co Inc.                 COM              260561105   12,099     351,000  SH         SOLE                 351,000
Duckwall-Alco Stores, Inc.          COM              264142100    7,207     175,556  SH         SOLE                 175,556
Emmis Communications Corp           CL A             291525103    3,888     460,700  SH         SOLE                 460,700
Enstar Group Ltd.                   SHS              G3075P101   10,230     103,715  SH         SOLE                 103,715
Farmer Bros Co.                     COM              307675108    6,683     294,405  SH         SOLE                 294,405
Finish Line Inc                     CL A             317923100    1,634     129,700  SH         SOLE                 129,700
Florida East Coast Industries Inc.  COM              340632108   23,954     382,100  SH         SOLE                 382,100
Flushing Financial Corp.            COM              343873105    3,246     200,000  SH         SOLE                 200,000
Foot Locker Inc.                    COM              344849104    2,473     105,000  SH         SOLE                 105,000
Franklin Bank Corp. DEL             COM              352451108    6,140     343,600  SH         SOLE                 343,600
GAMCO Investors Inc.                COM              361438104    9,212     212,600  SH         SOLE                 212,600
Gateway Inc.                        COM              367626108    3,533   1,613,400  SH         SOLE               1,613,400
Gencorp Inc.                        COM              368682100    3,940     284,700  SH         SOLE                 284,700
Goodrich Corp.                      COM              382388106    5,148     100,000  SH         SOLE                 100,000
Goodyear Tire & Rubber Co           COM              382550101   18,714     600,000  SH         SOLE                 600,000
Great Atlantic & Pac Tea Inc.       COM              390064103    5,641     170,000  SH         SOLE                 170,000
Harrington West Finl Group Inc      COM              41383L104    1,020      60,000  SH         SOLE                  60,000
Hearst-Argyle Television, Inc.      COM              422317107      916      33,700  SH         SOLE                  33,700
Hudson City Bancorp                 COM              443683107   21,888   1,600,000  SH         SOLE               1,600,000
Johnson Outdoors Inc.               CL A             479167108    6,523     351,100  SH         SOLE                 351,100
Kaiser Aluminum Corp.               COM PAR $0.01    483007704    8,198     105,100  SH         SOLE                 105,100
Keweenaw Land Association Ltd.      COM              493026108    2,134      11,855  SH         SOLE                  11,855
KeySpan Corp.                       COM              49337W100      206       5,000  SH         SOLE                   5,000
Lamson & Sessions Co.               COM              513696104    6,117     220,100  SH         SOLE                 220,100
Liberty Media Holding Corp          CAP COM SER A    53071M302    5,861      53,000  SH         SOLE                  53,000
Limited Brands, Inc.                COM              532716107   13,030      50,000  SH         SOLE                  50,000
MVC Capital Inc.                    COM              553829102   15,645     999,700  SH         SOLE                 999,700
McClatchy Co                        CL A             579489105   14,793     467,974  SH         SOLE                 467,974
Medallion Financial Corp.           COM              583928106    1,511     132,100  SH         SOLE                 132,100
Motorola, Inc.                      COM              620076109   17,670   1,000,000  SH         SOLE               1,000,000
Mueller Water Products Inc.         COM SER B        624758207    3,629     271,043  SH         SOLE                 271,043
Northeast Cmnty Bancorp Inc.        COM              664112109    1,806     150,000  SH         SOLE                 150,000
Northwest Bancorp Inc PA            COM              667328108    3,373     124,500  SH         SOLE                 124,500
NorthWestern Corp.                  COM NEW          668074305    6,732     190,000  SH         SOLE                 190,000
Oglebay Norton Co.                  COM              677007205   10,846     492,995  SH         SOLE                 492,995
OneBeacon Insurance Group Ltd.      CL A             G67742109    5,625     225,000  SH         SOLE                 225,000
PNC Financial Services Group Inc.   COM              693475105   12,955     180,000  SH         SOLE                 180,000
Peapack-Gladstone Financial Corp.   COM              704699107    5,686     186,600  SH         SOLE                 186,600
Pfizer Inc.                         COM              717081103    8,462     335,000  SH         SOLE                 335,000
Prudential Bancorp Inc. PA          COM              744319104    2,688     196,500  SH         SOLE                 196,500
Republic First Bancorp, Inc.        COM              760416107      953      73,800  SH         SOLE                  73,800
Rome Bancorp Inc. New               COM              77587P103      490      40,000  SH         SOLE                  40,000
Sears Holdings Corp.                COM              812350106   44,333     246,077  SH         SOLE                 246,077
Sony Corp                           ADR NEW          835699307    5,049     100,000  SH         SOLE                 100,000
State Bancorp Inc N.Y.              COM              855716106    1,340      80,000  SH         SOLE                  80,000
TD Banknorth, Inc.                  COM              87235A101    8,683     270,000  SH         SOLE                 270,000
Time Warner Inc.                    COM              887317105   12,621     640,000  SH         SOLE                 640,000
Time Warner Cable Inc.              CL A             88732J108    1,437      38,340  SH         SOLE                  38,340
Tribune Company New                 COM              896047107   16,106     501,600  SH         SOLE                 501,600
TYCO International Ltd. New         COM              902124106   34,074   1,080,000  SH         SOLE               1,080,000
USA Mobility Inc.                   COM              90341G103    5,120     256,900  SH         SOLE                 256,900
UnionBanCal Corp.                   COM              908906100    5,492      86,600  SH         SOLE                  86,600
Unitrin Inc.                        COM              913275103    1,930      41,000  SH         SOLE                  41,000
Walter Inds Inc.                    COM              93317Q105    8,044     325,000  SH         SOLE                 325,000
Warwick Valley Tel Co               COM              936750108    1,798     111,002  SH         SOLE                 111,002
White Mtns Ins Group Ltd.           COM              G9618E107    6,345      11,200  SH         SOLE                  11,200

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